Note 3 - Related Party (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Note 3 - Related Party Details Narrative
Officer compensation expense	$ 85,450	$ 142,974	$ 256,350	$ 334,038	$ 477,854	$ 507,220
Balance Owed to officers	$ 51,160	$ 68,007	$ 51,160	$ 68,007	$ 60,357